Condensed Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class C [Member]	Common Stock [Member] Common ClassB1 [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Capital Units [Member] Common Class A [Member]	Capital Units [Member] Common Class B [Member]	Capital Units [Member] Common Class C [Member]	Capital Units [Member] Common ClassB1 [Member]	Accumulated Other Comprehensive Loss
Beginning balance, at Sep. 29, 2018	$ (571,581,000)					$ 0	$ (586,298,000)	$ 16,809,000	$ 396,507,000	$ 0	$ 107,113,000	$ (2,092,000)
Beginning balance (shares) at Sep. 29, 2018								5,997,632	1	428,571	1
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net loss	(104,361,000)
Net loss	(104,361,000)						(104,361,000)
Other comprehensive loss	(501,000)											(501,000)
Preferred Return	(25,181,000)						(25,181,000)		$ 19,825,000		$ 5,356,000
Granted (Shares)										64,987
Unit-based compensation										$ 22,000
Forfeited (shares)										(64,987)
Accretion of class C Units to redemption value	(22,000)						(22,000)			$ 22,000
Ending balance, at Sep. 28, 2019	(701,646,000)					0	(715,862,000)	$ 16,809,000	$ 416,332,000	$ 44,000	$ 112,469,000	(2,593,000)
Ending balance (shares) at Sep. 28, 2019								5,997,632	1	428,571	1
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net loss	(109,521,000)
Net loss	(109,521,000)						(109,521,000)
Other comprehensive loss	(1,825,000)											(1,825,000)
Preferred Return	(29,565,000)						(29,565,000)		$ 20,817,000		$ 8,748,000
Granted (Shares)										42,587
Unit-based compensation										$ 71,000
Member contributions											100,000,000
Forfeited (shares)										(42,587)
Accretion of class C Units to redemption value	(1,910,000)						(1,910,000)			$ 1,910,000
Ending balance, at Sep. 26, 2020	(844,467,000)					0	(856,858,000)	$ 16,809,000	$ 437,149,000	$ 2,025,000	$ 221,217,000	(4,418,000)
Ending balance (shares) at Sep. 26, 2020								5,997,632	1	428,571	1
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Accretion of Class A ordinary shares subject to redemption	191,000						191,000			$ (191,000)
Net loss	(53,058,000)
Net loss	(53,058,000)						(53,058,000)
Unit-based compensation										40
Preferred Return	(16,460,000)						(16,460,000)		$ 10,929,000		$ 5,531,000
Granted (Shares)										31,543
Forfeited (shares)										(31,543)
Foreign currency translation adjustment	1,912,000											1,912,000
Ending balance, at Mar. 27, 2021	(911,882,000)	$ 16,809,000	$ 448,078,000	$ 1,874,000	$ 226,748,000		(926,185,000)	$ 16,809,000	$ 448,078,000	$ 1,874,000	$ 226,748,000	(2,506,000)
Ending balance (shares) at Mar. 27, 2021		5,997,632	1	428,571	1			5,997,632	1	428,571	1
Beginning balance, at Sep. 26, 2020	(844,467,000)					0	(856,858,000)	$ 16,809,000	$ 437,149,000	$ 2,025,000	$ 221,217,000	(4,418,000)
Beginning balance (shares) at Sep. 26, 2020								5,997,632	1	428,571	1
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net loss	(122,314,000)
Net loss	(122,314,000)						(122,314,000)
Other comprehensive loss	2,326,000											2,326,000
Preferred Return	(32,919,000)						(32,919,000)		$ 21,858,000		$ 11,061,000
Granted (Shares)										51,543
Unit-based compensation										$ 97,000
Provision for warrants	26,999,000					26,999,000
Forfeited (shares)										(51,543)
Accretion of class C Units to redemption value	(142,853,000)						(142,853,000)			$ 142,853,000
Ending balance, at Sep. 25, 2021	(1,113,228,000)					26,999,000	(1,154,944,000)	$ 16,809,000	$ 459,007,000	$ 144,975,000	$ 232,278,000	(2,092,000)
Ending balance (shares) at Sep. 25, 2021								5,997,632	1	428,571	1
Beginning balance at Dec. 10, 2020	0	$ 0	$ 0			0	0
Beginning balance (shares) at Dec. 10, 2020		0	0
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Issuance of Class B ordinary shares to Sponsor	25,000		$ 800			24,200
Issuance of Class B ordinary shares to Sponsor (shares)			8,000,000
Net loss	(18,846)						(18,846)
Ending balance at Dec. 31, 2020	6,154	$ 0	$ 800			24,200	(18,846)
Ending balance (shares) at Dec. 31, 2020		0	8,000,000
Beginning balance, at Dec. 26, 2020	(877,599,000)	$ 16,809,000	$ 442,613,000	$ 1,995,000	$ 223,982,000		(891,243,000)					(3,165,000)
Beginning balance (shares) at Dec. 26, 2020		5,997,632	1	428,571	1
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net loss	(26,855,000)						(26,855,000)
Preferred Return	(8,231,000)		$ 5,465,000		$ 2,766,000		(8,231,000)
Granted (Shares)				19,543
Unit-based compensation				$ 23,000
Forfeited (shares)				(19,543)
Accretion of class C Units to redemption value	144,000			$ (144,000)			144,000
Foreign currency translation adjustment	659,000											659,000
Ending balance, at Mar. 27, 2021	(911,882,000)	$ 16,809,000	$ 448,078,000	$ 1,874,000	$ 226,748,000		(926,185,000)	$ 16,809,000	$ 448,078,000	$ 1,874,000	$ 226,748,000	(2,506,000)
Ending balance (shares) at Mar. 27, 2021		5,997,632	1	428,571	1			5,997,632	1	428,571	1
Beginning balance (shares) at Dec. 31, 2020		0	8,000,000
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sale of private placement shares to Sponsor in private placement	10,383,883	$ 104	$ 0			10,383,779
Sale of private placement shares to Sponsor in private placement, net of offering costs (shares)		1,040,000
Accretion of Class A ordinary shares subject to redemption	(17,455,524)					(10,407,979)	(7,047,545)
Net loss	(523,923)						(523,923)
Ending balance at Mar. 31, 2021	(7,589,410)	$ 104	$ 800			0	(7,590,314)
Ending balance (shares) at Mar. 31, 2021		1,040,000	8,000,000
Beginning balance at Dec. 31, 2020	6,154	$ 0	$ 800			24,200	(18,846)
Beginning balance (shares) at Dec. 31, 2020		0	8,000,000
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sale of private placement shares to Sponsor in private placement	10,383,883	$ 104	$ 0			10,383,779
Sale of private placement shares to Sponsor in private placement, net of offering costs (shares)		1,040,000
Accretion of Class A ordinary shares subject to redemption		$ 0
Accretion of Class A ordinary shares subject to redemption (Shares)		0
Net loss	(6,475,753)						(6,475,753)
Ending balance at Dec. 31, 2021	(13,541,240)	$ 104	$ 800			0	(13,542,144)
Ending balance (shares) at Dec. 31, 2021		1,040,000	8,000,000
Beginning balance at Mar. 31, 2021	(7,589,410)	$ 104	$ 800			0	(7,590,314)
Beginning balance (shares) at Mar. 31, 2021		1,040,000	8,000,000
Ending balance at Dec. 31, 2021	(13,541,240)	$ 104	$ 800			0	(13,542,144)
Ending balance (shares) at Dec. 31, 2021		1,040,000	8,000,000
Beginning balance, at Sep. 25, 2021	(1,113,228,000)					26,999,000	(1,154,944,000)	$ 16,809,000	$ 459,007,000	$ 144,975,000	$ 232,278,000	(2,092,000)
Beginning balance (shares) at Sep. 25, 2021								5,997,632	1	428,571	1
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Accretion of Class A ordinary shares subject to redemption	(23,589,000)						(23,589,000)			$ 23,589,000
Net loss	(52,956,000)
Net loss	(52,956,000)						(52,956,000)
Unit-based compensation										49
Preferred Return	(17,282,000)						(17,282,000)		$ 11,475,000		$ 5,807,000
Granted (Shares)										8,468
Forfeited (shares)										(8,468)
Foreign currency translation adjustment	51,000											51,000
Exercise of warrants (Shares)								446,741
Exercise of warrants	173,796,000					(26,999,000)		$ 200,795,000
Ending balance, at Mar. 26, 2022	(1,033,208,000)	$ 217,604,000	$ 470,482,000	$ 168,613,000	$ 238,085,000		(1,248,771,000)	$ 217,604,000	$ 470,482,000	$ 168,613,000	$ 238,085,000	(2,041,000)
Ending balance (shares) at Mar. 26, 2022		6,444,373	1	428,571	1			6,444,373	1	428,571	1
Beginning balance, at Dec. 25, 2021	(978,613,000)	$ 217,604,000	$ 464,744,000	$ 152,195,000	$ 235,182,000		(1,193,831,000)					(2,386,000)
Beginning balance (shares) at Dec. 25, 2021		6,444,373	1	428,571	1
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net loss	(29,903,000)						(29,903,000)
Preferred Return	(8,641,000)		$ 5,738,000		$ 2,903,000		(8,641,000)
Granted (Shares)				2,400
Unit-based compensation				$ 22,000
Forfeited (shares)				(2,400)
Accretion of class C Units to redemption value	(16,396,000)			$ 16,396,000			(16,396,000)
Foreign currency translation adjustment	345,000											345,000
Ending balance, at Mar. 26, 2022	(1,033,208,000)	$ 217,604,000	$ 470,482,000	$ 168,613,000	$ 238,085,000		(1,248,771,000)	$ 217,604,000	$ 470,482,000	$ 168,613,000	$ 238,085,000	$ (2,041,000)
Ending balance (shares) at Mar. 26, 2022		6,444,373	1	428,571	1			6,444,373	1	428,571	1
Beginning balance (shares) at Dec. 31, 2021		1,040,000	8,000,000
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net loss	(2,303,304)						(2,303,304)
Ending balance at Mar. 31, 2022	$ (15,844,544)	$ 104	$ 800			$ 0	$ (15,845,448)
Ending balance (shares) at Mar. 31, 2022		1,040,000	8,000,000